Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating revenues	$ 241,792	$ 290,831
Gain on sale of assets and amortization of deferred gains	0	129
Other operating income (expenses), net	2,816	1,049
Operating expenses
Voyage expenses and commissions	67,104	63,445
Ship operating expenses	90,818	76,429
Charter hire expenses	31,616	46,698
Administrative expenses	6,805	7,357
Impairment loss on vessels	0	1,080
Depreciation	46,853	45,470
Total operating expenses	243,196	240,479
Net operating income (loss)	1,412	51,530
Other income (expenses)
Interest income	2,775	3,156
Interest expense	(32,311)	(36,507)
Equity results of associated companies	178	325
Gain (loss) on derivatives	(10,217)	7,931
Other financial items	(2,313)	(747)
Net other income (expenses)	(41,888)	(25,842)
Net income (loss) before tax	(40,476)	25,688
Income tax expense	75	25
Net income (loss)	$ (40,551)	$ 25,663
Per share information:
Basic and diluted earnings (loss) per share (in dollars per share)	$ (0.28)	$ 0.18
Dividends per share (in dollars per share)	$ 0.13	$ 0.20
Time charter revenues
Operating revenues	$ 128,139	$ 159,645
Voyage charter revenues
Operating revenues	112,867	130,021
Other revenues
Operating revenues	$ 786	$ 1,165